Note 19 - Income Taxes (Details) - The Principal Components of Deferred Income Taxes Were As Follows (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current deferred tax assets:
Accrued expenses and other liabilities	$ 583,849	$ 313,572
	8,751,705	8,302,229
	5,645,175	1,952,644
Less: valuation allowance	(8,657,442)	(8,101,455)
Total non-current deferred tax assets	94,263	200,774
Current deferred tax liabilities:
Account receivable and other assets	(325,340)	(140,074)
Total current deferred tax liabilities	(325,340)	(140,074)
Non-current deferred tax liabilities:
Intangible assets	(1,886,190)	(1,168,809)
Total non-current deferred tax liabilities	(1,886,190)	(1,168,809)
Less: valuation allowance	(4,530,737)	(1,561,019)
Total current deferred tax assets	1,114,438	391,625
Current [Member]
Current deferred tax assets:
Deferred revenue	618,648	689,596
Net operating loss carrying forwards	4,442,678	949,476
Non-Current [Member]
Current deferred tax assets:
Deferred revenue	381,522	200,774
Net operating loss carrying forwards	$ 8,370,153	$ 8,101,455